INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                         (Herein called Investors Life)
                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                 June 30, 2000
                                   (Unaudited)

This report is submitted for the general information of owners of Investors Life Insurance Company of North america Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accampanied by a current prosepectus.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                             COMBINED BALANCE SHEET
                           Period Ended June 30, 2000
                                  (Unaudited)
ASSETS

Investments at Market Value (Notes 1 and 2):

Portfolios of Putnam Capital  Manager Trust:

Putnam Variable Trust Money Market

1,122,843 qualified shares                (Cost     $1,122,843)      $ 1,122,843
1,976,621 non-qualified shares            (Cost     $1,976,621)        1,976,621

Putnam Variable Trust Income  (formerly U.S. Government and High Quality Bond)

154,594 qualified shares                  (Cost     $2,176,285)        1,841,210
413,145 non-qualified shares              (Cost     $5,510,927)        4,920,557

Putnam Variable Trust Growth and Income

616,454 qualified shares                  (Cost    $15,154,627)       14,305,719
92,522 shares owned by Investors Life     (Cost     $2,274,512)        2,147,102
269,240 non-qualified shares              (Cost     $6,558,791)        6,249,054
92,757 shares owned by Investors Life     (Cost     $2,259,607)        2,152,898

Putnam Variable Trust Voyager

19,664 qualified shares                   (Cost     $677,947)          1,164,312
51,059 shares owned by Investors Life     (Cost     $1,760,322)        3,023,198
20,325 non-qualified shares               (Cost     $694,648)          1,203,306
51,003 shares owned by Investors Life     (Cost     $1,743,123)        3,019,528
                                                                      __________
Total Assets                                                        $ 43,126,348

                                                                      ==========
                             CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 6):


Putnam Variable Trust Money Market

474,692 qualified accumulation
        units outstanding              ($2.3654120 Per Unit )        $ 1,122,843
841,677 non-qualified accumulation
        units outstanding              ($2.3484320 Per Unit )          1,976,621

Putnam Variable Trust Income  (formerly U.S. Government and High Quality Bond)

514,941 qualified accumulation
        units outstanding               ($3.5755740Per Unit)           1,841,210
1,391,914 non-qualified accumulation
          units outstanding             ($3.5351010Per Unit)           4,920,557

Putnam Variable Trust Growth and Income

1,702,193 qualified accumulation
          units outstanding             ($8.4042870Per Unit)          14,305,719
  255,477 Investors Life equity         ($8.4042870Per Unit)           2,147,102
  866,242 non-qualified accumulation
          units outstanding             ($7.2139820Per Unit)           6,249,054
  298,434 Investors Life equity         ($7.2139820Per Unit)           2,152,898

Putnam Variable Trust Voyager

  192,563 qualified accumulation
          units outstanding             ($6.0463960Per Unit)           1,164,312
  500,000 Investors Life equity         ($6.0463960Per Unit)           3,023,198
  199,254 non-qualified accumulation
          units outstanding             ($6.0390560Per Unit)           1,203,306
  500,000 Investors Life equity         ($6.0390560Per Unit)           3,019,528
                                                                        ________

Contract Owners' Equity                                             $ 43,126,348
                                                                        ========

   The accompanying notes are an integral part of these financial statements

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2000
                                  (Unaudited)

                                            Putnam                Putnman
                                            Variable Trust        Variable Trust
                                            Money                 Money
                                            Market                Market
                                            Qualified             Non-Qualified
Investment Income:
Dividends                                   $    31,733           $       56,570

Expenses:
Mortality risk and expense fees
guarantees (Notes 1 and 3)                        6,821                   12,168
                                            ____________           _____________
Investment income - net                          24,912                   44,402
                                           _____________           _____________

Net Realized and Unrealized Gain
(Loss) on Investments:

Net realized capital gain distributions               0                        0
                                             ___________           _____________
Net realized gain (loss) on investments:
Proceeds from sale of shares                    115,926                  172,188
Cost of shares sold                             115,926                  172,188
                                           _____________           _____________
Net realized gain (loss) on investments               0                        0
                                           _____________           _____________
Net unrealized gain (loss) on investments             0                        0
                                           _____________           _____________
Net realized and unrealized gain (loss)
on investments                                        0                        0
                                          ______________           _____________
Net Increase (Decrease) in Net Assets
from Investment Operations                $      24,912           $       44,402
                                          ==============          ==============

   The accompanying notes are an integral part of these financial statements



                                        Putnam Variable       Putman Variable
                                        Trust Income          Trust Income
                                        formerly U.S.         formerly U.S.
                                        Gov and               Gov and
                                        High Quality Bond)    High Quality Bond)
                                        Qualified             Non-Qualified
Investment Income:
Dividends                               $       128,302       $          365,748

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                  11,248                   31,734
                                         _______________        ________________

Investment income - net                         117,054                  334,014
                                        ________________        ________________

Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized capital gain distributions               0                        0
                                        ________________        ________________

Net realized gain (loss) on investments:
Proceeds from sale of shares                    147,325                  701,373
Cost of shares sold                             145,259                  704,899
                                        ________________        ________________
Net realized
gain (loss) on investments                       2,066                   (3,526)
                                        ________________        ________________

Net unrealized
gain(loss) on investments                      (92,011)                (264,471)
                                        ________________        ________________
Net realized and unrealized
gain (loss) on investments                     (89,945)                (267,997)
                                        ________________        ________________
Net Increase (Decrease)
in Net Assets from
Investment Operations                   $        27,109       $           66,017
                                     ===================     ===================

   The accompanying notes are an integral part of these financial statements

                                         Putnam Variable         Putnam Variable
                                         Trust  Growth           Trust  Growth
                                         and Income              and Income
                                         Qualified*              Non-Qualified*
Investment Income:
Dividends                                $      587,913          $       331,877

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                 103,774                   57,085
                                           _____________           _____________
Investment income - net                         484,139                  274,792
                                           _____________           _____________

Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions       1,320,449                  745,395
                                           _____________           _____________
Net realized gain (loss)
on investments:
Proceeds from sale of shares                  2,301,836                1,778,438
Cost of shares sold                           1,624,416                1,309,649
                                           _____________           _____________
Net realized gain (loss)
on investments                                  677,420                  468,789
                                            ____________           _____________
Net unrealized gain (loss)
on investments                              (3,089,712)              (1,817,800)
                                           _____________           _____________
Net realized and unrealized
gain (loss) on investments                  (1,091,843)                (603,616)
                                           _____________           _____________
Net Increase (Decrease) in Net Assets
from Investment Operations               $    (607,704)          $     (328,824)
                                        ================        ================
*Includes shares owned by Investors Life

   The accompanying notes are an integral part of these financial statements



                                          Putnam                  Putnam
                                          Variable Trust          Variable Trust
                                          Voyager                 Voyager
                                          Qualified *             Non-Qualified*

Investment Income:
Dividends                                 $     122,521           $      119,470

Expenses:
Mortality risk and expense
fees guarantees (Notes 1 and 3)                  25,100                   24,633
                                            _____________           ____________
Investment income - net                          97,421                   94,837
                                            _____________           ____________

Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions         410,827                  400,597
                                             ____________           ____________
Net realized gain (loss)
on investments:
Proceeds from sale of shares                    118,512                   39,780
Cost of shares sold                              44,428                   15,301
                                             ____________           ____________
Net realized gain (loss)
on investments                                   74,084                   24,479
                                            _____________           ____________
Net unrealized gain (loss)
on investments                                (544,321)                (474,952)
                                            _____________           ____________
Net realized and unrealized
gain (loss) on investments                     (59,410)                 (49,876)
                                            _____________           ____________
Net Increase (Decrease) in Net Assets
from Investment Operations                $      38,011           $       44,961
                                           ============          ===============
* Includes shares owned by Investors Life

   The accompanying notes are an integral part of these financial statements

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
                           Period Ended June 30, 2000
                                  (Unaudited)

                                              Putnam              Putnam
                                              Variable Trust      Variable Trust
                                              Money               Money
                                              Market              Market
                                              Qualified           Non-Qualified
Investment Operations:
Investment income-net                                 $24,912            $44,402
Realized capital gain distributions                         0                  0
Net realized gain (loss) on investments                     0                  0
Net unrealized gain (loss) on investments                   0                  0
                                               _____________      ______________
Net increase (decrease) in net
assets from investment operations                      24,912             44,402
                                              ______________      ______________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                               1,041                 85
Net contract surrenders
and transfers out (Note 3)                           (71,798)          (108,905)
Benefit payments to annuitants                        (4,080)           (25,132)
                                                 ___________         ___________
Net increase (decrease)
from accumulation unit transactions                  (74,837)          (133,952)
                                              ______________      ______________
Net Increase (Decrease) in Net Assets               ($49,925)          ($89,550)
Net Assets:
Net assets at December 31, 1999                     1,172,768          2,066,171
                                              ______________      ______________
Net assets at June 30, 2000                        $1,122,843         $1,976,621
                                           =================   =================

* Includes shares owned by Investors Life


                          Year Ended December 31, 1999


                                              Putnam              Putnam
                                              Variable Trust      Variable Trust
                                              Money               Money
                                              Market              Market
                                              Qualified           Non-Qualified
Investment Operations:
Investment income-net                                 $42,903            $75,418
Realized capital gain distributions                         0                  0
Net realized gain (loss) on investments                     0                  0
Net unrealized gain (loss) on investments                   0                  0
                                               ______________     ______________
Net increase (decrease) in
net assets from investment operations                  42,903             75,418
                                               ______________     ______________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                               3,522                134
Net contract surrenders
and transfers out (Note 3)                          (190,069)          (109,670)
Benefit payments to annuitants                        (9,154)           (48,256)
                                                  ___________        ___________
Net increase (decrease)
from accumulation unit transactions                 (195,701)          (157,792)
                                               ______________     ______________
Net Increase (Decrease) in Net Assets              ($152,798)          ($82,374)
Net Assets:
Net assets at December 31, 1998                     1,325,566          2,148,545
                                               ______________     ______________
   Net assets at December 31, 1999                 $1,172,768         $2,066,171
                                            =================  =================

* Includes shares owned by Investors Life

                                          Putnam Variable     Putnam Variable
                                          Trust Income        Trust Income
                                          Fund  (formerly     Fund  (formerly
                                          U.S. Govmnt and     U.S. Govmnt and
                                          High Quality Bond)  High Quality Bond)
                                          Qualified           Non-Qualified
Investment Operations:
Investment income-net                        $        117,054      $     334,014
Realized capital gain distributions                         0                  0
Net realized gain (loss) on investments                2,066             (3,526)
Net unrealized gain (loss) on investments            (92,011)          (264,471)
                                              ______________      ______________
Net increase (decrease) in net
assets from investment operations                      27,109             66,017
                                              ______________      ______________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                                 754                400
Net contract surrenders
and transfers out (Note 3)                          (124,754)          (620,397)
Benefit payments to annuitants                       (11,793)           (42,314)
                                              ______________      ______________
Net increase (decrease)
from accumulation unit transactions                 (135,793)          (662,311)
                                              ______________      ______________
Net Increase (Decrease) in Net Assets               (108,684)          (596,294)
Net Assets:
Net assets at December 31, 1999                     1,949,894          5,516,851
                                              ______________      ______________
Net assets at June 30, 2000                  $      1,841,210     $    4,920,557
                                           =================   =================
* Includes shares owned by Investors Life



                          Year Ended December 31, 1999



                                           Putnam Variable     Putnam Variable
                                           Trust U.S.          Trust U.S.
                                           Government and      Government and
                                           High Quality Bond   High Quality Bond
                                           Qualified           Non-Qualified
Investment Operations:
Investment income-net                        $        143,009     $      313,121
Realized capital gain distributions                    15,104             33,714
Net realized gain (loss) on investments                41,093             56,341
Net unrealized gain (loss) on investments           (282,576)          (596,956)
                                              ______________      ______________
Net increase (decrease) in net
assets from investment operations                    (83,370)          (193,780)
                                              ______________      ______________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                              2,647                532
Net contract surrenders transfers out (Note 3)      (764,398)          (608,753)
Benefit payments to annuitants                       (18,177)           (94,181)
                                              ______________      ______________
Net increase (decrease)
from accumulation unit transactions                 (779,928)          (702,402)
                                              ______________      ______________
Net Increase (Decrease) in Net Assets               (863,298)          (896,182)

Net Assets:
Net assets at December 31, 1998                     2,813,192          6,413,033
                                              ______________      ______________
Net assets at December 31, 1999              $      1,949,894     $    5,516,851
                                           =================   =================

* Includes shares owned by Investors Life

                                             Putnam Variable     Putnam Variable
                                             Trust  Growth       Trust  Growth
                                             and Income          and Income
                                             Qualified *         Non-Qualified *
Investment Operations:
Investment income-net                        $        484,139     $      274,792
Realized capital gain distributions                 1,320,449            745,395
Net realized gain (loss) on investments               677,420            468,789
Net unrealized gain (loss) on investments         (3,089,712)        (1,817,800)
                                              ______________      ______________
Net increase (decrease)
in net assets from investment operations            (607,704)          (328,824)
                                               _____________      ______________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                              46,778                570
Net contract surrenders
and transfers out (Note 3)                        (2,046,286)        (1,633,801)
Benefit payments to annuitants                       (44,724)           (33,557)
                                              ______________      ______________
Net increase (decrease) from
accumulation unit transactions                    (2,044,232)        (1,666,788)
                                              ______________      ______________
Net Increase (Decrease) in Net Assets             (2,651,936)        (1,995,612)
Net Assets:
Net assets at December 31, 1999                    19,104,757         10,397,564
                                              ______________      ______________
Net assets at June 30, 2000                 $      16,452,821     $    8,401,952
                                           =================   =================
* Includes shares owned by Investors Life


                          Year Ended December 31, 1999


                                             Putnam Variable     Putnam Variable
                                             Trust  Growth       Trust  Growth
                                             and Income          and Income
                                             Qualified *         Non-Qualified *
Investment Operations:
Investment income-net                        $        276,460    $       145,248
Realized capital gain distributions                 1,232,297            654,519
Net realized gain (loss) on investments             1,348,223            563,438
Net unrealized gain (loss) on investments         (2,650,900)        (1,270,668)
                                              ______________      ______________
Net increase (decrease) in
net assets from investment operations                 206,080             92,537
                                              ______________      ______________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                             225,501                760
Net contract surrenders
and transfers out (Note 3)                        (2,884,977)        (1,158,315)
Benefit payments to annuitants                      (103,795)          (132,264)
                                              ______________      ______________
Net increase (decrease)
from accumulation unit transactions               (2,763,271)        (1,289,819)
                                              ______________      ______________
Net Increase (Decrease) in Net Assets             (2,557,191)        (1,197,282)
Net Assets:
Net assets at December 31, 1998                    21,661,948         11,594,846
                                              ______________      ______________
Net assets at December 31, 1999              $     19,104,757     $   10,397,564
                                           =================   =================

* Includes shares owned by Investors Life

                                             Putnam              Putnam
                                             Variable Trust      Variable Trust
                                             Voyager             Voyager
                                             Qualified *         Non-Qualified *
Investment Operations:
Investment income-net                        $         97,421      $      94,837
Realized capital gain distributions                   410,827            400,597
Net realized gain (loss) on investments                74,084             24,479
Net unrealized gain (loss) on investments           (544,321)          (474,952)
                                                 ______________      ___________
Net increase (decrease)
in net assets from investment operations               38,011             44,961
                                                 ______________      ___________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                              74,392            120,859
Net contract surrenders
and transfers out (Note 3)                          (107,152)            (1,066)
Benefit payments to annuitants                         (6,230)                 0
                                                 ______________      ___________
Net increase (decrease)
from accumulation unit transactions                   (38,990)           119,793
                                                 ______________      ___________
Net Increase (Decrease) in Net Assets                     979            164,754
Net Assets:
Net assets at December 31, 1999                     4,186,531          4,058,080
                                                 ______________      ___________
Net assets at June 30, 2000                    $    4,187,510       $  4,222,834
                                             =================   ===============
* Includes shares owned by Investors Life


                          Year Ended December 31, 1999


                                             Putnam              Putnam
                                             Variable Trust      Variable Trust
                                             Voyager             Voyager
                                             Qualified *         Non-Qualified *

Investment Operations:
Investment income-net                        $       (33,004)      $    (32,206)
Realized capital gain distributions                   243,942            233,561
Net realized gain (loss) on investments                95,883             36,343
Net unrealized gain (loss) on investments           1,199,690          1,224,694
                                                 ______________      ___________
Net increase (decrease) in net
assets from investment operations                   1,506,511          1,462,392
                                                 ______________      ___________

Accumulation Unit Transactions:
Net contract considerations
and transfers in (Note 3)                             112,768             31,423
Net contract surrenders
and transfers out (Note 3)                          (162,479)           (37,677)
Benefit payments to annuitants                        (9,464)                  0
                                                 ______________      ___________
Net increase (decrease) from
accumulation unit transactions                       (59,175)            (6,254)
                                                 ______________      ___________
Net Increase (Decrease) in Net Assets               1,447,336          1,456,138
Net Assets:
Net assets at December 31, 1998                     2,739,195          2,601,942
                                                 ______________      ___________
Net assets at December 31, 1999              $      4,186,531      $   4,058,080
                                             =================   ===============

* Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I

                         NOTES TO FINANCIAL STATEMENTS
                                 June 30, 2000

Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the
Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund (formerly Putnam Variable Trust U.S. Government and High Quality Bond Fund), Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of the investments is based on closing bid prices (net asset value) at June 30, 2000; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the six-month period June 30, 2000, were $60,231 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the six-month period June 30, 2000, the total of all transfers was $184,646. Contract surrender benefits amounted to $4,714,158. Annuity benefits amounted to $167,830. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6.  Accumulation Unit Transactions:

Period Ending June 30, 2000


The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2000 and units outstanding at June 30, 2000 were as follows:

                                            Putnam                Putnam
                                            Variable Trust        Variable Trust
                                            Money                 Money
                                            Market                Market
                                            Qualified             Non-Qualified

Units outstanding at December 31, 1999             506,682               899,105

Units purchased and transfers in                       461                    37

Benefits, surrenders and transfers out            (32,451)              (57,465)
                                                __________         _____________
Units outstanding at June 30, 2000                 474,692               841,677
                                               ===========         =============
* Includes shares owned by Investors Life

                                        Putnam Variable       Putnam Variable
                                        Trust Income          Trust Income
                                        Fund (formerly        Fund (formerly
                                        U.S. Govmnt and       U.S. Govmnt and
                                        High Quality Bond )   High Quality Bond)
                                        Qualified             Non-Qualified


Units outstanding at December 31, 1999            552,995              1,582,528

Units purchased and transfers in                       224                   114

Benefits, surrenders and transfers out            (38,278)             (190,728)
                                            _______________      _______________
Units outstanding at June 30, 2000                514,941              1,391,914
                                            ===============      ===============
* Includes shares owned by Investors Life

                                           Putnam Variable       Putnam Variable
                                           Trust Growth          Trust Growth
                                           and Income            and Income
                                           Qualified           Non-Qualified


Units outstanding at December 31, 1999           2,193,483             1,390,750

Units purchased and transfers in                      7,313                   79

Benefits, surrenders and transfers out           (243,126)             (226,153)
                                              _____________        _____________
Units outstanding at June 30, 2000               1,957,670             1,164,676
                                              =============        =============
* Includes shares owned by Investors Life

                                            Putnam               Putnam
                                            Variable Trust       Variable Trust
                                            Voyager              Voyager
                                            Qualified *          Non-Qualified *


Units outstanding at December 31, 1999             698,305               677,689

Units purchased and transfers in                    13,336                22,055

Benefits, surrenders and transfers out              (19,078)               (490)
                                                ___________          ___________
Units outstanding at June 30, 2000                 692,563               699,254
                                                ============         ===========
* Includes shares owned by Investors Life



The accumulation units for eight of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2000 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                     Accumulation      Aggregate
                                                     Units             Value

Putnam Variable Trust
  Money Market, Qualified                               38,096           $90,113
Putnam Variable Trust
  Money Market, Non-Qualified                          209,553          $492,122
Putnam Variable Trust
  Growth and Income II, Qualified                      121,579        $1,021,785
Putnam Variable Trust
  Growth and Income II, Non-Qualified                   79,301          $572,076
Putnam Variable Trust
  Income Fund, Qualified                                70,533          $252,196
Putnam Variable Trust
  Income Fund, Non-Qualified                           205,271          $725,653
Putnam Variable Trust
  Voyager, Qualified                                    27,153          $164,178
Putnam Variable Trust
  Voyager, Non-Qualified                                2,271            $13,715

                                                    Monthly           Annuity
                                                   Annuity Units      Unit Value

Putnam Variable Trust
  Money Market, Qualified                               825           $0.7920473
Putnam Variable Trust
  Money Market, Non-Qualified                          6,730          $0.7924110
Putnam Variable Trust
  Growth and Income II, Qualified                      5,524          $1.7373172
Putnam Variable Trust
  Growth and Income II, Non-Qualified                  6,025          $1.8652332
Putnam Variable Trust
  Income Fund, Qualified                               1,517          $1.2803246
Putnam Variable Trust
  Income Fund, Non-Qualified                           8,264          $1.2784062
Putnam Variable Trust
  Voyager, Qualified                                     462          $1.5577107
Putnam Variable Trust
  Voyager, Non-Qualified                                 107          $1.0000000